Income Taxes (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Taxes Paid Net Abstract
Schedule of Deferred Tax Assets

The following tables present certain financial information related to our reportable segments and Corporate as of March 31,2026 and for the three months ended March 31,2026:

	As of March 31, 2026
	Vocal	OG Collection	Corporate	Total
Cash	$87,041	$28,983	$134,855	$250,879
Accounts receivable, net	—	—	5,000	5,000
Prepaid expenses and other current assets	18,686	23,117	117,275	159,078
Deposits and other assets	—	—	—	—
Intangible assets	—	—	25,258	25,258
Goodwill	—	—	—	—
All other assets	87,040	39,960	11,560,544	11,687,544
Total Assets	$192,767	$92,060	$11,842,932	$12,127,759

Accounts payable and accrued liabilities	$325,936	$7,011	$4,731,744	$5,064,691
Note payable, net of debt discount and issuance costs	90,175	81,853	25,346	197,374
Deferred revenue	98,511	—	—	98,511
All other Liabilities	—	—	3,029,061	3,029,061
Total Liabilities	$514,622	$88,864	$7,786,151	$8,389,637
	As of December 31, 2025
	Vocal	OG Collection	Corporate	Total
Cash	$124,605	$5,772	$91,365	221,742
Accounts receivable, net	—	—	10,000	10,000
Prepaid expenses and other current assets	93,731	—	167,190	260,921
Intangible assets	—	—	28,043	28,043
All other assets	—	—	1,430,991	1,430,991
Total Assets	$218,336	$5,772	$1,727,589	$1,951,697

Accounts payable and accrued liabilities	$385,191	$250	$4,900,324	5,285,765
Note payable, net of debt discount and issuance costs	66,228		54,902	121,130
Deferred revenue	118,862	—	—	118,862
Convertible Notes, net of debt discount and issuance costs	—	—	383,374	383,374
All other Liabilities	—	—	1,668,038	1,668,038
Total Liabilities	$570,281	$250	$7,006,638	$7,577,169

Components of deferred tax assets are as follows:

	December 31, 2025	December 31, 2024
Net deferred tax assets – Non-current:
Depreciation	$(100,953)	$(66,080)
Stock based compensation	8,190,318	9,442,717
Expected income tax benefit from NOL carry-forwards	2,041,393	6,017,949
Less valuation allowance	(10,130,758)	(15,394,586)
Deferred tax assets, net of valuation allowance	$-	$-

Schedule of Reconciliation of the Federal Statutory Income Tax Rate	A reconciliation of the federal statutory income tax rate and the effective income tax rate as a percentage of income before income taxes in accordance with the guidance prior to the adoption of ASU 2023-09 is as follows:
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024

Federal statutory income tax rate	21.0%	21.0%
State tax rate, net of federal benefit	7.1%	7.1%

Change in valuation allowance on net operating loss carry-forwards	(28.1)%	(28.1)%

Effective income tax rate	0.0%	0.0%